SCHEDULE 1	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
SCHEDULE 1

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

(In thousands of U.S. dollars)

	Year ended December 31,
	2016	2017	2018
General and administrative expenses*	$(2,064)	$(2,714)	$(4,817)
Other (expenses) income, net	(25,794)	7,296	5,470
Interest income	4,179	6,998	2,552
(Loss) income before income tax	(23,679)	11,580	3,205
Income tax expenses	—	—	—
(Loss) income before share of net profits of subsidiaries, net of income tax	(23,679)	11,580	3,205
Share of net (losses) profit subsidiaries, net of income tax	14,145	(7,636)	(16,459)
Net (loss) income	$(9,534)	$3,944	$(13,254)
Foreign currency translation adjustment	(7,736)	6,311	(10,437)
Other comprehensive (loss) income	(7,736)	6,311	(10,437)
Comprehensive (loss) income	$(17,270)	$10,255	$(23,691)
* Amount of share-based compensation expense included in general and administrative expenses	$1,223	$1,424	$3,320

SCHEDULE 1

NAM TAI PROPERTY INC.

BALANCE SHEETS

(In thousands of U.S. dollars)

	December 31,
	2017	2018
ASSETS
Current assets:
Cash and cash equivalents	$114,249	$35,512
Prepaid expenses and other receivables	2,845	2,313
Total current assets	117,094	37,825
Property, plant and equipment, net	3,000	—
Investments in subsidiaries	233,342	206,446
Total assets	$353,436	$244,271
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	$159	$230
Dividend payable	10,514	—
Amounts due to subsidiaries	23,431	16,150
Total current liabilities	34,104	16,380
Long term loan	74,974	—
Total liabilities	$109,078	$16,380
Shareholders’ equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 37,551,191 and 38,186,991 shares as at December 31, 2017 and 2018, respectively)	376	382
Additional paid-in capital	249,856	257,125
Accumulated deficit	(24)	(13,329)
Accumulated other comprehensive loss	(5,850)	(16,287)
Total shareholders’ equity	244,358	227,891
Total liabilities and shareholders’ equity	$353,436	$244,271

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(In thousands of U.S. dollars, except share and per share data)

	Common Shares Outstanding	Common Shares Amount	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity
Balance at January 1, 2016	36,699,572	$367	$243,280	$26,343	$(4,425)	$265,565
Shares issued on exercise of options	471,869	4	3,284	—	—	3,288
Cancellation of shares	(724,750)	(7)	(6,251)	—	—	(6,258)
Stock-based compensation expenses			1,223			1,223
Net loss	—	—	—	(9,534)	—	(9,534)
Cash dividends declared ($0.28 per share)	—	—	—	(10,205)	—	(10,205)
Cash dividends reversal	—	—	—	3	—	3
Accumulated other comprehensive loss	—	—	—	—	(7,736)	(7,736)
Balance at December 31, 2016	36,446,691	$364	$241,536	$6,607	$(12,161)	$236,346
Shares issued on exercise of options	1,104,500	12	6,896	—	—	6,908
Stock-based compensation expenses	—		1,424	—	—	1,424
Net income	—	—	—	3,944	—	3,944
Cash dividends declared ($0.28 per share)	—	—	—	(10,514)	—	(10,514)
Cash dividends reversal	—	—	—	(61)	—	(61)
Accumulated other comprehensive loss	—	—	—	—	6,311	6,311
Balance at December 31, 2017	37,551,191	$376	$249,856	$(24)	$(5,850)	$244,358
Shares issued on exercise of options	635,800	6	3,949	—	—	3,955
Stock-based compensation expenses	—	—	3,320	—	—	3,320
Net loss	—	—	—	(13,254)	—	(13,254)
Cash dividends paid	—	—	—	(51)	—	(51)
Accumulated other comprehensive loss	—	—	—	—	(10,437)	(10,437)
Balance at December 31, 2018	38,186,991	$382	$257,125	$(13,329)	$(16,287)	$227,891

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2016	2017	2018
Cash flows from operating activities:
Net (loss) income	$(9,534)	$3,944	$(13,254)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Share of net (profits) losses of subsidiaries, net of taxes	(14,145)	7,636	16,459
Depreciation	229	228	57
Unrealized exchange loss (gain)	3,370	(6,713)	1,666
Share-based compensation expenses	1,223	1,424	3,320
Loss on waiving amount due from a subsidiary	17,800	1,324	—
Gain on disposal of property, plant and equipment	—	—	(6,763)
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	(944)	668	532
(Decrease) increase in accrued expenses and other payables	(1,319)	69	71
Net cash (used in) provided by operating activities	$(3,320)	$8,580	$2,088
Cash flows from investing activities:
Proceeds of property, plant and equipment	—	—	9,706
(Increase) decrease in short term investment	(39,647)	88,399	—
(Increase) decrease in amounts due from subsidiaries	(1,032)	1,455	(7,281)
Net cash (used in) provided by investing activities	$(40,679)	$89,854	$2,425
Cash flows from financing activities:
Proceeds from a long term loan of a subsidiary	73,683	—	—
Repayment a long term loan to a subsidiary	—	(39,334)	(74,974)
Share repurchase program	(6,258)	—	—
Dividend paid	(2,936)	(10,266)	(10,565)
Proceeds from options exercise	3,288	6,908	3,955
Net cash provided by (used in) financing activities	$67,777	$(42,692)	$(81,584)
Net increase (decrease) in cash and cash equivalents	23,778	55,742	(77,071)
Cash and cash equivalents at beginning of year	31,387	51,795	114,249
Effect of exchange rate changes on cash and cash equivalents	(3,370)	6,712	(1,666)
Cash and cash equivalents at end of year	$51,795	$114,249	$35,512

SCHEDULE 1

NAM TAI PROPERTY INC.

NOTE TO SCHEDULE 1

(in thousands of U.S. dollars)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2018, $376,641 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2016, 2017 and 2018.

During the years ended December 31, 2016, 2017 and 2018, no cash dividend was declared and paid by subsidiaries to the Company.